AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 97.6%
Communication Services - 11.6%
Auto Trader Group PLC (United Kingdom)[1]	2,242,540	$17,685,128
Future PLC (United Kingdom)	539,500	26,823,433
giftee, Inc. (Japan)*,2	194,000	6,962,360
IPSOS (France)	157,720	7,167,376
Kadokawa Corp. (Japan)	402,300	22,383,830
Kakaku.com, Inc. (Japan)	395,500	12,771,898
Nordic Entertainment Group AB, Class B (Sweden)*	529,104	28,569,943

Total Communication Services		122,363,968
Consumer Discretionary - 6.4%
Afya, Ltd., Class A (Brazil)*,2	316,300	6,243,762
CIE Automotive, S.A. (Spain)	684,578	17,271,125
Dalata Hotel Group PLC (Ireland)*	1,592,421	7,562,781
D-MARKET Elektronik Hizmetler ve Ticaret A.S., ADR (Turkey)*	878,940	6,029,528
Food & Life Cos., Ltd. (Japan)	248,804	11,440,732
K Car Co., Ltd. (South Korea)*,3	139,100	2,937,078
momo.com, Inc. (Taiwan)	120,220	6,967,530
Thule Group AB (Sweden)[1,2]	183,500	9,200,063

Total Consumer Discretionary		67,652,599
Consumer Staples - 4.9%
Kobe Bussan Co., Ltd. (Japan)	542,398	17,722,240
Pola Orbis Holdings, Inc. (Japan)	614,100	14,135,215
Sugi Holdings Co., Ltd. (Japan)	202,297	14,748,692
Yihai International Holding, Ltd. (China)[2]	874,200	4,871,703

Total Consumer Staples		51,477,850
Energy - 0.4%
Friedrich Vorwerk Group SE (Germany)*	87,000	4,341,449
Financials - 14.5%
Conduit Holdings, Ltd. (Bermuda)	874,100	5,563,067
doValue S.P.A. (Italy)[1]	468,700	5,408,923
FinecoBank Banca Fineco S.P.A. (Italy)*	501,013	9,049,237
Lancashire Holdings, Ltd. (United Kingdom)	1,585,676	11,942,339
Nordnet AB publ (Sweden)[2]	1,347,187	24,221,789
Patria Investments, Ltd., Class A (Cayman Islands)	525,500	8,581,415
St James's Place PLC (United Kingdom)	1,442,300	28,234,938
Steadfast Group, Ltd. (Australia)	6,239,883	21,541,386
Tamburi Investment Partners S.P.A. (Italy)	727,915	7,702,242
Topdanmark AS (Denmark)	435,529	22,470,636
Zenkoku Hosho Co., Ltd. (Japan)	169,609	8,276,635

Total Financials		152,992,607
	Shares	Value
Health Care - 9.1%
ALK-Abello A/S (Denmark)*	31,900	$13,384,388
Amplifon S.P.A. (Italy)	237,195	11,272,820
As One Corp. (Japan)	83,100	12,117,854
MedPeer, Inc. (Japan)*	146,100	4,957,976
Menicon Co., Ltd. (Japan)	383,000	14,914,338
Nippon Shinyaku Co., Ltd. (Japan)	132,500	11,013,811
Orpea SA (France)	182,282	21,194,132
Siegfried Holding AG (Switzerland)	7,821	6,968,182

Total Health Care		95,823,501
Industrials - 28.7%
Arcadis, N.V. (Netherlands)	218,500	10,913,591
Befesa, S.A. (Luxembourg)[1]	211,461	16,082,414
Boa Vista Servicos, S.A. (Brazil)	959,600	2,243,164
Bodycote PLC (United Kingdom)	1,069,039	12,526,136
Daiseki Co., Ltd. (Japan)[2]	297,020	12,971,828
Electrocomponents PLC (United Kingdom)	1,116,651	16,165,321
Fuji Corp. (Japan)	874,000	22,193,395
Genuit Group PLC (United Kingdom)	1,666,005	15,514,523
Grafton Group PLC (Ireland)	776,000	13,188,085
HomeServe PLC (United Kingdom)	1,779,300	21,684,744
Howden Joinery Group PLC (United Kingdom)	846,363	10,189,153
Interpump Group S.P.A. (Italy)	259,057	16,696,012
IPH, Ltd. (Australia)	2,447,740	15,985,705
Melrose Industries PLC (United Kingdom)	5,215,779	12,109,500
Nexans, S.A. (France)	172,900	16,121,884
Prosegur Cia de Seguridad, S.A. (Spain)	5,832,983	17,386,493
Rotork PLC (United Kingdom)	5,043,700	23,704,034
RWS Holdings PLC (United Kingdom)	1,902,900	16,063,256
Stabilus, S.A. (Luxembourg)	147,811	10,367,182
Valmet OYJ (Finland)	588,700	21,254,463

Total Industrials		303,360,883
Information Technology - 16.1%
Accton Technology Corp. (Taiwan)	1,286,600	12,125,647
BE Semiconductor Industries, N.V. (Netherlands)	220,900	17,573,823
Chinasoft International, Ltd. (China)	2,449,200	4,325,591
Elecom Co., Ltd. (Japan)	843,676	13,556,195
Fortnox AB (Sweden)	130,100	7,876,382
Horiba, Ltd. (Japan)	263,948	18,414,480
Keywords Studios PLC (Ireland)*	329,371	12,923,295
LINK Mobility Group Holding A.S.A. (Norway)*	899,300	3,485,664
Pexip Holding A.S.A. (Norway)*,2	833,757	6,728,530
Pushpay Holdings, Ltd. (New Zealand)*	5,525,300	7,010,560

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 16.1% (continued)
Sopra Steria Group SACA (France)	64,593	$11,967,258
Spirent Communications PLC (United Kingdom)	4,570,700	17,219,337
Systena Corp. (Japan)	510,500	10,275,200
TOTVS, S.A. (Brazil)	1,697,206	11,232,118
Tri Chemical Laboratories, Inc. (Japan)	422,200	12,763,128
Yeahka, Ltd. (China)*,2	973,800	3,131,664

Total Information Technology		170,608,872
Materials - 4.8%
Asahi Holdings, Inc. (Japan)	803,700	14,549,560
Fuso Chemical Co., Ltd. (Japan)	128,900	5,839,196
Huhtamaki Oyj (Finland)	275,600	12,393,470
Toyo Gosei Co., Ltd. (Japan)[2]	73,600	9,803,711
Verallia, S.A. (France)[1]	247,500	8,522,945

Total Materials		51,108,882
Real Estate - 1.1%
Katitas Co., Ltd. (Japan)	321,952	11,348,278

Total Common Stocks (Cost $866,884,054)		1,031,078,889

	Principal Amount
Short-Term Investments - 3.2%
Joint Repurchase Agreements - 1.5%[4]
Bank of America Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $3,783,028 (collateralized by various U.S. Government Agency Obligations, 1.500% - 5.000%, 09/01/31 - 07/01/60, totaling $3,858,683)	$3,783,023	3,783,023
Cantor Fitzgerald Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $3,783,005 (collateralized by various U.S. Government Agency Obligations, 0.430% - 9.500%, 11/01/21 - 07/20/71, totaling $3,858,660)	3,783,000	3,783,000
	Principal Amount	Value

Daiwa Capital Markets America, dated 09/30/21, due 10/01/21, 0.050% total to be received $2,276,781 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 11/15/21 - 10/01/51, totaling $2,322,314)	$2,276,778	$2,276,778
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $3,783,028 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/21 - 05/01/58, totaling $3,858,684)	3,783,023	3,783,023
State of Wisconsin Investment Board, dated 09/30/21, due 10/01/21, 0.100% total to be received $2,302,651 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/23 - 02/15/48, totaling $2,348,766)	2,302,645	2,302,645

Total Joint Repurchase Agreements		15,928,469

	Shares
Other Investment Companies - 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[5]	5,846,166	5,846,166
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[5]	5,846,165	5,846,165
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[5]	6,023,322	6,023,322

Total Other Investment Companies		17,715,653

Total Short-Term Investments (Cost $33,644,122)		33,644,122
Total Investments - 100.8% (Cost $900,528,176)		1,064,723,011
Other Assets, less Liabilities - (0.8)%		(8,923,809)
Net Assets - 100.0%		$1,055,799,202

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of these securities amounted to $56,899,473 or 5.4% of net assets.
[2]	Some of these securities, amounting to $18,626,223 or 1.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2021, amounted to $2,937,078, or 0.3% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the September 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$74,062,380	$229,298,503	—	$303,360,883
Information Technology	49,251,132	121,357,740	—	170,608,872
Financials	32,803,204	120,189,403	—	152,992,607
Communication Services	26,823,433	95,540,535	—	122,363,968
Health Care	—	95,823,501	—	95,823,501
Consumer Discretionary	37,107,196	30,545,403	—	67,652,599
Consumer Staples	—	51,477,850	—	51,477,850
Materials	—	51,108,882	—	51,108,882
Real Estate	—	11,348,278	—	11,348,278
Energy	4,341,449	—	—	4,341,449
Short-Term Investments
Joint Repurchase Agreements	—	15,928,469	—	15,928,469
Other Investment Companies	17,715,653	—	—	17,715,653
Total Investments in Securities	$242,104,447	$822,618,564	—	$1,064,723,011

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2021, was as follows:
Country	% of Long-Term Investments
Australia	3.6
Bermuda	0.5
Brazil	1.9
Cayman Islands	0.8
China	1.2
Denmark	3.5
Finland	3.3
France	6.3
Germany	0.4
Ireland	3.3
Italy	4.8
Japan	27.5
Luxembourg	2.6
Netherlands	2.8
New Zealand	0.7
Norway	1.0
South Korea	0.3
Spain	3.3
Sweden	6.8
Switzerland	0.7
Taiwan	1.8
Turkey	0.6
United Kingdom	22.3
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$18,626,223	$15,928,469	$4,171,935	$20,100,404
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.250%	10/07/21-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.